Management of capital (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Management Of Capital
Total equity attributable to owners of parent	$ 57,300	$ 54,900
Credit facility	$ 9,000